Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt	Debt
The table below presents details of the Company’s debt as of the following periods including the effective interest rate as of March 31, 2022:

	Effective interest rate	March 31, 2022	December 31, 2021
Adams Street Term Loan	7.58%	$30,613	$30,690
Adams Street Revolving Credit Facility	—	—	—
Adams Street Delayed Draw Term Loan	7.58	14,813	14,850
Adams Street Incremental Term Loan	7.47	31,680	31,760
D&O Financing Loan	1.75	761	1,904
Total debt		77,867	79,204
Less: unamortized discounts and issuance costs		1,580	1,653
Total debt, net		76,287	77,551
Less: Short-term debt, including current portion of long-term debt		1,542	2,684
Total long-term debt, net		$74,745	$74,867
Adams Street Capital Credit Agreement
On October 28, 2020, the Company entered into a credit agreement with Adams Street Capital (the “Adams Street Credit Agreement”). The Adams Street Credit Agreement originally included a $31.0 million term loan commitment, $5.0 million revolving credit facility commitment, and $15.0 million delayed draw term loan, all of which mature on October 28, 2026. On January 15, 2021, the Company drew $15.0 million on the delayed draw term loan to finance the Oakman acquisition. On February 17, 2021, the Adams Street Capital Credit Agreement was amended to increase the principal amount of the Adams Street Term Loan by an additional $32.0 million, which was incurred to finance the DPSS acquisition. There were no borrowings outstanding under the revolving credit facility as of March 31, 2022 and December 31, 2021.
On September 2, 2021, the Adams Street Credit Agreement was amended to provide that the consolidated total net leverage ratio not exceed 6.50:1.00 on the last day of any quarter (“the Financial Covenant”), to remove the cap on the amount of unrestricted cash which may be netted for purposes of the Financial Covenant, to redefine “Consolidated EBITDA”, and to reset the call protection terms.
In December 2021, the Company entered into a Consent to Credit Agreement whereby Adams Street Capital agreed to an extension of the delivery of periodic financial statements required under the Adams Street Credit Agreement.
On March 25, 2022, the Company entered into a Third Amendment (the “Amendment”) to the Adams Street Capital Credit Agreement to, among other things, increase commitments under the revolving credit facility from $5.0 million to $25.0 million.
The Amendment also modified certain negative covenants and increased the per annum interest rate (i) with respect to revolving loans in an aggregate principal amount of $5.0 million or less, to 6.00% for Eurocurrency rate loans and 5.00% for Base Rate Loans, and (ii) with respect to revolving loans in an aggregate principal amount in excess of $5.0 million, to 7.50% for Eurocurrency rate loans and 6.50% for Base Rate Loans.
The Adams Street Capital Credit Agreement, as amended, contains certain customary representations and warranties, affirmative and other covenants and events of default, including among other things, payment defaults, breach of representations and warranties, and covenant defaults. As of March 31, 2022 and December 31, 2021, the Company was in compliance with the covenant requirements.
In connection with the entry into the Amendment, AEI and certain of its affiliates (the “AEI Guarantors”), provided a limited guarantee for the payment of outstanding revolving loans in excess of $10.0 million, with a $15.0 million cap in the aggregate. In the event that the AEI Guarantors are required to make payments to the lenders under the Adams Street Capital Credit Agreement pursuant to the terms of the limited guarantee, each AEI Guarantor would be subrogated to the rights of the lenders. In connection with the limited guarantee, the Lead Borrower agreed to pay to the AEI Guarantors, a fee equal to 2% of any amount actually paid by such guarantors under the limited guarantee. The fee is waivable by the AEI Guarantors in their discretion.
Silicon Valley Bank Loan Agreement
On August 31, 2020, the Company entered into a $45.4 million loan agreement with Silicon Valley Bank, which was subsequently modified to increase the principal to $51.1 million on October 28, 2020 (the “SVB Loan”). On April 2, 2021, the Company amended the SVB Loan Agreement to extend the term from August 2021 to September 30, 2022. On September 2, 2021, the Company repaid the full outstanding principal and interest on the SVB Loan.
Paycheck Protection Program (“PPP”) Loan
On May 1, 2020, prior to its acquisition, DSS received a PPP Loan for $1.1 million (the “DSS PPP Loan”). Under the terms of the DSS PPP Loan, DSS could apply for forgiveness under the PPP regulations if DSS used the proceeds of the loan for its payroll costs and other expenses in accordance with the requirements of the PPP. Proceeds from the DSS PPP loan, including interest calculated at a nominal and effective interest rate of 1.00% per annum, were included in a DSS savings account as of the DSS acquisition date. Any amount of the DSS PPP Loan forgiven and proportionate interest amount will be released to the seller of DSS. The Company did not use any of the DSS PPP Loan funds assumed as part of the DSS acquisition. On June 18, 2021, $0.6 million of the DSS PPP Loan was forgiven and as a result was reclassified as a note payable to the seller of DSS. During the year ended December 31, 2021, the Company repaid the $0.6 million note payable to the seller of DSS and the remaining outstanding principal and interest of $0.5 million on the DSS PPP loan.
D&O Financing Loan
On September 3, 2021, the Company entered into a $3.0 million loan (the “D&O Financing Loan”) with BankDirect Capital Finance to finance the Company’s directors and officers insurance premium. The D&O Financing Loan has an interest rate of 1.74% per annum and a maturity date of May 3, 2022.
The maturities of the Company’s long-term debt outstanding as of March 31, 2022 are as follows:

	Remainder of 2022	2023	2024	2025	2026	Thereafter	Total
Adams Street Term Loan	$233	$310	$310	$310	$29,450	$—	$30,613
Adams Street Delayed Draw Term Loan	113	150	150	150	14,250	—	14,813
Adams Street Incremental Term Loan	240	320	320	320	30,480	—	31,680
D&O Financing Loan	761	—	—	—	—	—	761
Total long-term debt maturities	$1,347	$780	$780	$780	$74,180	$—	$77,867
The table below presents the interest expense on debt, including the amortization of discounts and issuance costs for the following periods:

	Three Months Ended
	March 31, 2022	March 31, 2021
Interest expense on debt	$1,452	$1,410
Liquidity Risks and Uncertainties
The Company’s primary sources of liquidity are cash flows provided by operations, access to existing credit facilities and proceeds from the Merger. Liquidity risk refers to the risk that the Company will be unable to finance its operations due to a loss of access to existing sources of liquidity and the Company’s ability to meet its financial obligations as they become due.
Since its inception, the Company has incurred net losses and negative operating cash flows, in addition to other cash uses associated with capital expenditures, costs associated with the Company’s acquisitions, and costs associated with the Merger, among other uses. While some of these cash outflows have been non-recurring in nature, the Company has continued to experience net cash outflows from operating activities. While the Company believes its continued growth and cash flow management will result in improvements in cash flow usage from operating activities going forward, there can be no assurance these improvements will be achieved.
As of March 31, 2022, total available liquidity was $30.9 million, comprised of $5.9 million in cash and cash equivalents and $25.0 million in available borrowings from our existing credit facilities. The Company believes that existing sources of liquidity will be sufficient to meet its working capital needs and comply with its debt covenants for at least the next twelve months from the date on which the consolidated financial statements were issued. As part of the Company’s debt management strategy, management continuously evaluates opportunities to further strengthen the Company’s financial position including the issuance of additional equity or debt securities, refinance or otherwise restructure the existing credit facilities, or enter into new financing arrangements. On April 14, 2022, the Company entered into a Common Stock Purchase Agreement (the “Purchase Agreement”) with respect to a committed equity facility, under which the Company will have the right, but not the obligation, to issue and sell, from time to time, up to $80.0 million of its common stock. See Note P for more information. In addition, the Company has identified a plan to execute certain cost reduction actions including, among others, integration-related workforce rationalizations, real estate synergies, business unit optimization initiatives, and cost savings associated with certain Corporate level employment costs. There can be no assurances that any of these actions will be sufficient to allow the Company to service its debt obligations, meet its debt covenants, or that such actions will not result in an adverse impact on our business.
Debt
Adams Street Capital Credit Agreement
On October 28, 2020, the Company entered into a credit agreement with Adams Street Capital (the “Adams Street Credit Agreement”). The Adams Street Credit Agreement includes a $31.0 million term loan commitment, $5.0 million revolving credit facility commitment, and $15.0 million delayed draw term loan, all of which mature on October 28, 2026. On January 15, 2021, the Company drew $15.0 million on the delayed draw term loan to finance the Oakman acquisition. On February 17, 2021, the Company amended the Adams Street Capital Credit Agreement to increase the principal amount of the Adams Street Term Loan by an additional $32.0 million, which was incurred to finance the DPSS acquisition. On July 30, 2021, we drew $3.0 million on the revolving credit facility and repaid the $3.0 million draw down on September 23, 2021. There were no borrowings outstanding under the revolving credit facility as of December 31, 2021 and December 31, 2020.
On September 2, 2021, the Adams Street Credit Agreement was amended to provide that the consolidated total net leverage ratio not exceed 6.50:1.00 on the last day of any quarter (“the Financial Covenant”), to remove the cap on the amount of unrestricted cash which may be netted for purposes of the Financial Covenant, to redefine “Consolidated EBITDA”, and to reset the call protection terms.
In December 2021, the Company entered into a Consent to Credit Agreement whereby Adams Street Capital agreed to an extension of the delivery of periodic financial statements required under the Adams Street Credit Agreement. As of December 31, 2021 and December 31, 2020, the Company was in compliance with the covenant requirements.
Silicon Valley Bank Loan Agreement
On August 31, 2020, the Company entered into a $45.4 million loan agreement with Silicon Valley Bank, which was subsequently modified to increase the principal to $51.1 million on October 28, 2020 (the “SVB Loan”). On April 2, 2021, the Company amended the SVB Loan Agreement to extend the term from August 2021 to September 30, 2022. On September 2, 2021, the Company repaid the full outstanding principal and interest on the SVB Loan.
Paycheck Protection Program (“PPP”) Loan
On May 1, 2020, prior to its acquisition, DSS received a PPP Loan for $1.1 million (the “DSS PPP Loan”). Under the terms of the DSS PPP Loan, DSS could apply for forgiveness under the PPP regulations if DSS used the proceeds of the loan for its payroll costs and other expenses in accordance with the requirements of the PPP. Proceeds from the DSS PPP loan, including interest calculated at a nominal and effective interest rate of 1.00% per annum, were included in a DSS savings account as of the DSS acquisition date. Any amount of the DSS PPP Loan forgiven and proportionate interest amount will be released to the seller of DSS. The Company did not use any of the DSS PPP Loan funds assumed as part of the DSS acquisition. On June 18, 2021, $0.6 million of the DSS PPP Loan was forgiven and as a result was reclassified as a note payable to the seller of DSS. During the Successor 2021 Period, the Company repaid the $0.6 million note payable to the seller of DSS and the remaining outstanding principal and interest of $0.5 million on the DSS PPP loan.
D&O Financing Loan
On September 3, 2021, the Company entered into a $3.0 million loan (the “D&O Financing Loan”) with BankDirect Capital Finance to finance the Company’s directors and officers insurance premium. The D&O Financing Loan has an interest rate of 1.74% per annum and a maturity date of May 3, 2022.
The table below presents details of the Company’s debt as of the following periods including the effective interest rate as of December 31, 2021:

		Successor
	Effective interest rate	December 31, 2021	December 31, 2020
Adams Street Term Loan	7.58%	$30,690	$31,000
Adams Street Revolving Credit Facility	7.00	—	—
Adams Street Delayed Draw Term Loan	7.57	14,850	—
Adams Street Incremental Term Loan	7.47	31,760	—
SVB Loan	—	—	46,500
DSS PPP Loan	—	—	1,058
D&O Financing Loan	1.75	1,904	—
Total debt		79,204	78,558
Less: unamortized discounts and issuance costs		1,653	842
Total debt, net		77,551	77,716
Less: Short-term debt, including current portion of long-term debt		2,684	1,074
Total long-term debt, net		$74,867	$76,642
The maturities of the Company’s long-term debt outstanding as of December 31, 2021 are as follows:

	2022	2023	2024	2025	2026	Thereafter	Total
Adams Street Term Loan	$310	$310	$310	$310	$29,450	$—	$30,690
Adams Street Delayed Draw Term Loan	150	150	150	150	14,250	—	14,850
Adams Street Incremental Term Loan	320	320	320	320	30,480	—	31,760
D&O Financing Loan	1,904	—	—	—	—	—	1,904
Total long-term debt maturities	$2,684	$780	$780	$780	$74,180	$—	$79,204
The table below presents the interest expense on debt, including the amortization of discounts and issuance costs for the following periods:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from February 10, 2020 to December 31, 2020	Period from January 1, 2020 to June 21, 2020
Interest expense on debt	$6,458	$878	$83
Liquidity Risks and Uncertainties
The Company’s primary sources of liquidity are cash flows provided by operations, access to existing credit facilities and proceeds from the Merger. Prior to becoming a public company, in the Successor 2020 period, AEI provided an additional source of liquidity to facilitate the purchase of Adcole, DSS and MIS.
Liquidity risk refers to the risk that the Company will be unable to finance its operations due to a loss of access to existing sources of liquidity and the Company’s ability to meet its financial obligations as they become due.
Since its inception, the Company has incurred net losses and negative operating cash flows, in addition to other cash uses associated with capital expenditures, costs associated with the Company’s acquisitions, and costs associated with the Merger, among other uses. While some of these cash outflows have been non-recurring in nature, the Company has continued to experience net cash outflows from operating activities. While the Company believes its continued growth and cash flow management will result in improvements in cash flow usage from operating activities going forward, there can be no assurance these improvements will be achieved.
As of December 31, 2021, total available liquidity was $25.5 million, comprised of $20.5 million in cash and cash equivalents and $5.0 million in available borrowings from our existing credit facilities. As further disclosed in Note U, on March 25, 2022, our existing credit facilities were amended to, among other things, increase commitments under the revolving credit facility to $25.0 million. The Company believes that existing sources of liquidity will be sufficient to meet its working capital needs and comply with its debt covenants for at least the next twelve months from the date on which the consolidated financial statements were issued. As part of the Company’s debt management strategy, management continuously evaluates opportunities to further strengthen the Company’s financial position including the issuance of additional equity or debt securities, refinance or otherwise restructure the existing credit facilities, or enter into new financing arrangements. In addition, the Company has identified a plan to execute certain cost reduction actions including, among others, integration-related workforce rationalizations, real estate synergies, business unit optimization initiatives, and cost savings associated with certain Corporate level employment costs. There can be no assurances that any of these actions will be sufficient to allow the Company to service its debt obligations, meet its debt covenants, or that such actions will not result in an adverse impact on our business.